U.S. SECURITIES AND EXCHANGE COMMISSION

                 Washington DC 20549

                      FORM 24F-2

            Annual Filing under Rule 24f-2
        of the Investment Company Act of 1940

Read instructions at end of Form before preparing Form.
                please print or type.

1.    Name and address of issuer:
           Fortis Advantage Portfolios, Inc.
          500 Bielenberg Drive
          Woodbury MN 55125

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
               Asset Allocation Portfolio
               Capital Appreciation Portfolio

3.   Investment Company Act File Number:     811-5355

     Securities Act File Number:   33-17759

4(a).Last day of fiscal year for which this notice is filed: July 31, 1999

4(b). ___ Check box if this Form is being filed late
     (i.e., more than 90 days after the end of the issuer's fiscal year).

4(c).___ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (I)  Aggregate sale price of securities sold
     during the fiscal year pursuant to section 24(f):
                                   $57,153,770

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                               ($65,847,558)

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                              $ 0

     (iv) Total available redemption credits (add items 5(ii) and 5(iii):

                                   ($65,847,558)

     (v)  Net sales--if Item 5(i) is greater than Item
     5(iv) [subtract Item 5(iv) from Item 5(i)]

                               ($8,693,788)

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less that Item
     5(iv) [subtract Item 5(iv) from Item 5(i):

                                             $
                         ($8,693,788)

     (vii) Multiplier for determining registration fee
     (see instruction C.8):
                               X $0.000278

     (viii) Registration fee due [multiply Item 5(v) by
Item 5(vii] (enter "0" if no fee is due):

                                      =$0.00

6.                  Interest due -- if this Form is
                    being filed more than 90 days after
                    the end of the issuer's fiscal year
                    (see Instruction D):
                                    + $0

7. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:
                               =$0.00

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Account Number:     9108739
     Method of Delivery: Wire transfer



SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By: (Signature and Title)

     /s/ Tamara L. Fagely

          Tamara L. Fagely, Vice President


Date:     September 28, 1999